Significant Accounting Policies (Estimated Economic Lives of Intangible Assets) (Detail)	12 Months Ended
May 31, 2012
Trademark [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives of intangible assets	10 years
License [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives of intangible assets	20 years
Courseware [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives of intangible assets	1 year